Earnings Per Share - Summary of the Basic and Diluted EPS (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended														6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income	$ 30,010	$ 30,146	$ 32,835	$ 21,497	$ 7,814	$ (7,400)	$ 23,595	$ 25,913	$ 14,526	$ 19,890	$ 16,427	$ 19,000	$ 12,102	$ 5,296	$ 60,156	$ 414	$ 54,746	$ 83,924	$ 52,825
Less: Preferred stock dividends	3,725				3,455										7,236	7,970	14,920	15,337	3,644
Less: Undistributed earnings allocated to preferred stock	3,287				0										6,518	0	0	1,673	0
Net income/(loss) attributable to common stockholders	$ 22,998		$ 25,624	$ 16,739	$ 4,359	$ (11,915)	$ 19,310	$ 20,460	$ 11,036	$ 16,108	$ 14,054	$ 17,745	$ 12,086	$ 5,296	$ 46,402	$ (7,556)	$ 39,826	$ 66,914	$ 49,181
Weighted-average common shares outstanding for basic earnings per share (in shares)	44,262,934		44,492,325	44,405,196	44,376,437	44,263,334	43,549,406	42,795,038	41,226,805	39,798,215	38,088,364	35,468,648	31,762,199	31,670,518	44,276,480	44,319,531	44,384,813	41,859,142	34,268,707
Unvested restricted shares (in shares)	16,005				12,943										15,947	0	14,066	12,504	14,229
Weighted-average common shares outstanding for diluted earnings per share (in shares)	44,278,939		44,508,213	44,421,084	44,389,380	44,274,852	43,560,937	42,807,773	41,239,548	39,811,304	44,504,418	38,942,428	31,820,527	31,684,832	44,292,427	44,319,531	44,398,879	41,871,646	36,779,735
Basic earnings per share (in dollars per share)	$ 0.52		$ 0.58	$ 0.38	$ 0.10	$ (0.27)	$ 0.44	$ 0.48	$ 0.27	$ 0.40	$ 0.37	$ 0.49	$ 0.38	$ 0.17	$ 1.05	$ (0.17)	$ 0.90	$ 1.60	$ 1.44
Diluted earnings per share (in dollars per share)	$ 0.52		$ 0.58	$ 0.38	$ 0.10	$ (0.27)	$ 0.44	$ 0.48	$ 0.27	$ 0.40	$ 0.37	$ 0.49	$ 0.38	$ 0.17	$ 1.05	$ (0.17)	$ 0.90	$ 1.60	$ 1.44